Average Annual Total Returns{- Biotechnology Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Biotechnology Portfolio	Biotechnology Portfolio-Default Return Before Taxes Past 1 year	Biotechnology Portfolio-Default Return Before Taxes Past 5 years	Biotechnology Portfolio-Default Return Before Taxes Past 10 years	Biotechnology Portfolio-Default After Taxes on Distributions Past 1 year	Biotechnology Portfolio-Default After Taxes on Distributions Past 5 years	Biotechnology Portfolio-Default After Taxes on Distributions Past 10 years	Biotechnology Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Biotechnology Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Biotechnology Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1501 Past 1 year	F1501 Past 5 years	F1501 Past 10 years
Total	(12.37%)	13.47%	17.43%	(15.06%)	10.69%	15.30%	(5.40%)	10.56%	14.57%	28.71%	18.47%	16.55%	3.09%	13.03%	18.68%